Advances to Suppliers and Other Current Assets (Tables)	12 Months Ended
Sep. 30, 2024
Advances to Suppliers and Other Current Assets [Abstract]
Schedule of Other Current Assets

The amount of other current assets consisted of the following:

	September 30, 2024	September 30, 2023
Prepayments for advertisements	$1,545,985	$1,540,646
Prepayment of projects	38,426,383	12,535,168
Prepayments of land leases	301,340	357,255
Total	$40,273,708	$14,433,069